Investment property - Summary of sensitivity analysis in valuation of investment property (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Increase	0.25%
Decrease	0.25%
Increase	S/ 3,839	S/ 20,853
Decrease	S/ (3,837)	(16,791)
Long-term inflation
Disclosure of detailed information about investment property [line items]
Increase	0.25%
Decrease	0.25%
Increase	S/ 15,836	17,833
Decrease	S/ (15,404)	(13,824)
Discount rate
Disclosure of detailed information about investment property [line items]
Increase	0.50%
Decrease	0.50%
Increase	S/ (56,868)	(50,337)
Decrease	S/ 66,193	S/ 62,076